NOTE 16 - SUBSEQUENT EVENTS (Details Narrative) (USD $)	12 Months Ended		3 Months Ended				3 Months Ended				3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Common shares issued January 13, 2014	Mar. 31, 2014 Common stock converted January 14, 2014	Mar. 31, 2014 Convertible note issued January 22, 2014	Jan. 22, 2014 Convertible note issued January 22, 2014	Mar. 31, 2014 Shares of common stock converted January 29, 2014	Mar. 31, 2014 Shares of common stock converted February 10, 2014	Feb. 10, 2014 Board of Directors of the Company approved an amendment and restatement of the Certificate of Designation to the Company's Certificate of Incorporation February 10, 2014	Feb. 10, 2014 Restatement of our Certificate of Incorporation February 10, 2014	Mar. 31, 2014 Common stock converted on February 18, 2014	Mar. 31, 2014 Common stock issued March 3, 2014	Mar. 31, 2014 Common stock converted March 4, 2014
Common stock for services, shares	50,000	10,831,993	2,859,067									1,000,000
Common stock converted				1,660,026			1,166,667	1,237,624			1,470,588		2,083,333
Convertible notes, redeemed	$ 211,254
Interest rate on convertible note						8.00%
Aggregate principle amount					$ 131,500
Common stock, authorized	50,000,000	50,000,000								300,000,000
Preferred stock	200	200							20,000,000